Benefit Plans - Fair Values of Company's Pension Plan By Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 11,622	$ 9,734	$ 8,381
Fair value
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	11,622	9,734
Fair value | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	586	188
Fair value | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	431	6,203
Fair value | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	4,439	187
Fair value | International and emerging markets
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	2,538
Fair value | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets		373
Fair value | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	2,796	1,840
Fair value | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	832	943
Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	11,622	9,734
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	586	188
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	431	6,203
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	4,439	187
Quoted Prices in Active Markets for Identical Assets (Level 1) | International and emerging markets
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	2,538
Quoted Prices in Active Markets for Identical Assets (Level 1) | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets		373
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	2,796	1,840
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 832	$ 943